5. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	12/31/2018	12/31/2017
Cash and bank deposits	157,970	427,608
Cash equivalents	668,217	599,254
Total	826,187	1,026,862

Schedule of breakdown of cash equivalents
	12/31/2018	12/31/2017
Private bonds	360,679	164,959
Government bonds	39	14,039
Investment funds	307,499	420,256
Total	668,217	599,254